Related party disclosures - Summary of Compensation of Key Management Personnel (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Fixed	€ 3,611	€ 2,706	€ 2,481
Variable	1,818	1,543	1,317
Share-based compensation expenses	14,033	14,325	17,016
Total	€ 19,462	€ 18,574	€ 20,814